Financial risk management objectives and policies - Summary of Change in Interest Rates on Financial Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) Basic_points	Mar. 31, 2021 USD ($) Basic_points	Mar. 31, 2020 INR (₨) Basic_points	Mar. 31, 2020 USD ($) Basic_points	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
INR
Disclosure Of Change In Interest Rates On Financial Liabilities Explanatory [Line Items]
Increase / decrease in basis points	50	50	50	50	50	50
Effect on profit before tax | ₨	₨ 646		₨ 615		₨ 499
US Dollar
Disclosure Of Change In Interest Rates On Financial Liabilities Explanatory [Line Items]
Increase / decrease in basis points	0	0	0	0	60	60
Effect on profit before tax | $		$ 0		$ 0		$ 3